FIRSTAR FUNDS, INC.
                                 (THE "COMPANY")

                                Money Market Fund
                         Institutional Money Market Fund
                         U.S. Treasury Money Market Fund
                        U.S. Government Money Market Fund
                          Tax-Exempt Money Market Fund
                           Short-Term Bond Market Fund
                          Intermediate Bond Market Fund
                        Tax-Exempt Intermediate Bond Fund
                               Bond IMMDEXTM Fund
                              Balanced Income Fund
                              Balanced Growth Fund
                             Growth and Income Fund
                                Equity Index Fund
                                MidCap Index Fund
                                   Growth Fund
                               Special Growth Fund
                              Emerging Growth Fund
                                  MicroCap Fund
                         Core International Equity Fund
                            International Equity Fund

                                 August 1, 2000

                Supplement to the Prospectus dated March 1, 2000
         (as revised March 24, 2000 and as supplemented March 31, 2000)

CLOSING OF FIRSTAR MICROCAP FUND

         Firstar MicroCap Fund closed to new investors on July 31, 2000. The Fund will continue to accept additional share purchases from existing shareholders in existing accounts or new accounts of which an existing shareholder is a full or partial owner. The Fund will also accept purchases through reinvestment of dividend and capital gain distributions. The Fund may open to new investors in the future at the discretion of the adviser based on various factors, including assets under management and current investment opportunities.

CHANGE IN DISTRIBUTOR

         On August 1, 2000, Quasar Distributors, LLC will replace B.C. Ziegler and Company as the Company's distributor. Accordingly, the second paragraph under "Purchasing Shares" on page 77 is revised as follows:

         Shares of the Funds are offered and sold on a continuous basis by the distributor for the Funds, Quasar Distributors, LLC (the "Distributor"), which is an affiliate of the Adviser. The Distributor is a registered broker-dealer with offices at 615 East Michigan Street, Milwaukee, WI 53202.

CHANGE IN ADMINISTRATOR

         On August 1, 2000, Firstar Mutual Fund Services, LLC, will become sole administrator to the Company and will no longer be co-administrator with B.C. Ziegler and Company. Accordingly, reference to B.C. Ziegler and Company is deleted from the paragraph under "Administrative Services" on page 91.



                               FIRSTAR FUNDS, INC.
                                 (THE "COMPANY")

                                Money Market Fund
                         Institutional Money Market Fund
                         U.S. Treasury Money Market Fund
                        U.S. Government Money Market Fund
                          Tax-Exempt Money Market Fund

                                 August 1, 2000

                Supplement to the Prospectus dated March 1, 2000
                           (as revised March 24, 2000)

CHANGE IN DISTRIBUTOR

         On August 1, 2000, Quasar Distributors, LLC will replace B.C. Ziegler and Company as the Company's distributor. Accordingly, the second paragraph under "Purchasing Shares" on page 11 is revised as follows:

         Shares of the Funds are offered and sold on a continuous basis by the distributor for the Funds, Quasar Distributors, LLC (the "Distributor"), which is an affiliate of the Adviser. The Distributor is a registered broker-dealer with offices at 615 East Michigan Street, Milwaukee, WI 53202.

CHANGE IN ADMINISTRATOR

         On August 1, 2000, Firstar Mutual Fund Services, LLC, will become sole administrator to the Company and will no longer be co-administrator with B.C. Ziegler and Company. Accordingly, reference to B.C. Ziegler and Company is deleted from the paragraph under "Administrative Services" on page 20.